Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
Schedule of movement in intangible assets

	Balance in 2024	Additions/ Amortization	Write-offs	Transfers	Balance in 2025

Total cost of intangible assets, gross	47,460,121	1,706,746	(1,132)	-	49,165,735
Software licenses	24,058,388	-	(1,132)	1,575,776	25,633,032
Authorizations	18,903,457	44,327	-	35,340	18,983,124
Goodwill	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	212,703	-	-	7,544	220,247
List of customers	253,629	-	-	-	253,629
Other assets	583,355	-	-	3,336	586,691
Intangible assets under development	336,420	1,662,419	-	(1,621,996)	376,843

Total accumulated amortization	(32,605,161)	(1,969,183)	1,132	-	(34,573,212)
Software licenses	(21,722,385)	(983,061)	1,132	-	(22,704,314)
Authorizations	(10,272,479)	(899,414)	-	-	(11,171,893)
Infrastructure right-of-use - LT Amazonas	(108,270)	(11,996)	-	-	(120,266)
List of customers	(88,219)	(33,082)	-	-	(121,301)
Other assets	(413,808)	(41,630)	-	-	(455,438)

Total intangible assets, net	14,854,960	(262,437)	-	-	14,592,523
Software licenses(c)	2,336,003	(983,061)	-	1,575,776	2,928,718
Authorizations(f)	8,630,978	(855,087)	-	35,340	7,811,231
Goodwill(d)	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	104,433	(11,996)	-	7,544	99,981
List of customers	165,410	(33,082)	-		132,328
Other assets	169,547	(41,630)	-	3,336	131,253
Intangible assets under development	336,420	1,662,419	-	(1,621,996)	376,843

	Balance in 2023	Additions/ Amortization	Write-offs	Transfers	Balance in 2024

Total cost of intangible assets, gross	46,313,583	1,146,747	(209)	-	47,460,121
Software licenses	23,167,846	-	(54)	890,596	24,058,388
Authorizations	18,794,239	63,915	-	45,303	18,903,457
Goodwill	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	207,589	-	-	5,114	212,703
List of customers	253,629.00	-	-	-	253,629
Other assets	574,245	-	-	9,110	583,355
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

Total accumulated amortization	(30,688,542)	(1,916,673)	54	-	(32,605,161)
Software licenses	(20,785,708)	(936,731)	54	-	(21,722,385)
Authorizations	(9,377,907)	(894,572)	-	-	(10,272,479)
Infrastructure right-of-use - LT Amazonas	(97,174)	(11,096)	-	-	(108,270)
List of customers	(55,137)	(33,082)	-	-	(88,219)
Other assets	(372,616)	(41,192)	-	-	(413,808)

Total intangible assets, net	15,625,041	(769,926)	(155)	-	14,854,960
Software licenses(c)	2,382,138	(936,731)	-	890,596	2,336,003
Authorizations(f)	9,416,332	(830,657)	-	45,303	8,630,978
Goodwill(d)	3,112,169	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas(e)	110,415	(11,096)	-	5,114	104,433
List of customers	198,492.00	(33,082)	-	-	165,410
Other assets	201,629	(41,192)	-	9,110	169,547
Intangible assets under development	203,866	1,082,832	(155)	(950,123)	336,420

Schedule of amortization rates

Annual %

Software licenses	20
Authorizations	5−25
Infrastructure right-of-use	Up to 5
Other assets	Up to 10
List of Cozani’s customer	13.04
Surplus from Cozani authorizations	5.66

Schedule of goodwill registered

	2025	2024

Goodwill	3,112,169	3,112,169

Acquisition of Cozani	2,636,426	2,636,426
Acquisitions of TIM Fiber SP and TIM Fiber RJ	108,172	108,172
Acquisition of “Intelig” by TIM Participações	210,015	210,015
Acquisition of minority interests in TIM Sul and TIM Nordeste	157,556	157,556